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RECENT PROSPECTUS UPDATE

PLEASE FILE THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT IS APRIL 11, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

THE STRONG ADVISOR EQUITY FUNDS - CLASSES A, B, C, AND L        THE STRONG  ADVISOR INCOME FUNDS - CLASSES A, B, C, AND L

Strong Advisor Common Stock Fund                                Strong Advisor Aggressive High-Yield Bond Fund
Strong Advisor Endeavor 20 Fund                                 Strong Advisor Bond Fund
Strong Advisor Focus Fund                                       Strong Advisor Short Duration Bond Fund
Strong Advisor Mid Cap Growth Fund
Strong Advisor Small Cap Value Fund                             THE STRONG ADVISOR INCOME FUNDS - CLASS Z
Strong Advisor Technology Fund
Strong Advisor U.S. Value Fund                                  Strong Advisor Bond Fund
                                                                Strong Advisor Short Duration Bond Fund
THE STRONG ADVISOR EQUITY FUNDS - CLASS Z
                                                                STRONG ADVISOR BOND FUND - INSTITUTIONAL CLASS
Strong Advisor Common Stock Fund
Strong Advisor Mid Cap Growth Fund
Strong Advisor Small Cap Value Fund
Strong Advisor U.S. Value Fund



SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MARCH 1, 2001.

CHANGE IN DEFINITION OF "MEDIUM-CAPITALIZATION COMPANIES"
Effective April 6, 2001, the definition of "medium-capitalization companies" in the Advisor Mid Cap Growth Fund's prospectuses and statement of additional information changed from "companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment" to "companies whose market capitalization is substantially similar to that of companies in the Russell Midcap Index at the time of investment."

ANNUAL OPERATING EXPENSES
The Annual Fund Operating Expenses table and the Example in the Strong Advisor Equity Funds-Class Z prospectus are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                            TOTAL ANNUAL FUND
FUND                           MANAGEMENT FEES        OTHER EXPENSES        OPERATING EXPENSES
---------------------------- --------------------- ---------------------- -----------------------
Advisor Common Stock                0.75%                  0.43%                  1.18%
Advisor Mid Cap Growth              0.75%                  0.60%                  1.35%
Advisor Small Cap Value             0.75%                  0.65%(1)               1.40%
Advisor U.S. Value                  0.55%                  0.49%                  1.04%

(1)OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                          (CONTINUED ON REVERSE)


FUND                            1 YEAR          3 YEARS         5 YEARS        10 YEARS
----------------------------- ---------------- --------------- --------------- --------------
Advisor Common Stock            $120             $375            $649          $1,432
Advisor Mid Cap Growth          $137             $428            $739          $1,624
Advisor Small Cap Value         $143             $443            $766          $1,680
Advisor U.S. Value              $106             $331            $574          $1,271

SHAREHOLDER MEETING
On April 5, 2001, the Board of Directors for each Fund approved submitting for shareholder vote the following items described below. In late May 2001, the Funds' shareholders will be sent a Notice of Annual Meeting and Proxy Statement explaining the items on which the shareholders will vote and notifying them of the record date and the time, date, and location of the shareholder meeting.

o    Election of the Board of Directors.

o Approval of a revised investment advisory agreement with Strong Capital Management, Inc., the Funds' current investment advisor, that reflects the following:

1. The addition of breakpoints, under which the management fee will decrease by 0.025% on Fund net assets equal to or greater than $4 billion and will decrease by an additional 0.025% on Fund net assets equal to or greater than $6 billion (Strong Advisor Aggressive High-Yield Bond, Strong Advisor Bond, Strong Advisor Common Stock, Strong Advisor Endeavor 20, Strong Advisor Focus, Strong Advisor Mid Cap Growth, Strong Advisor Short Duration Bond, Strong Advisor Small Cap Value, and Strong Advisor Technology Funds only).

2. Removal of a 2% expense cap, which had been included in the current advisory agreement under a state law requirement that has since been repealed (except Strong Advisor Aggressive High-Yield Bond, Strong Advisor Endeavor 20, Strong Advisor Focus, and Strong Advisor Technology Funds, which do not have a 2% cap in their current advisory agreements).

o Ratification of PricewaterhouseCoopers LLP as the Funds' independent auditors.

If approved by the shareholders, the new advisory agreement will be effective July 21, 2001.

FUND ADMINISTRATION FEES
Effective July 21, 2001, if the revised advisory agreement is approved by the shareholders, the fee for Class Z shares under the current administration agreement will increase from 0.25% to 0.30% for the Strong Advisor Common Stock, Strong Advisor Mid Cap Growth, Strong Advisor Small Cap Value, and Strong Advisor U.S. Value Funds and from 0.25% to 0.28% for the Strong Advisor Bond and Strong Advisor Short Duration Bond Funds.

TRANSFER AGENT FEES
Effective May 21, 2001, the annual open account fee for Class Z shares payable to the Advisor Common Stock, Advisor Mid Cap Growth, Advisor Small Cap Value, and Advisor U.S. Value Fund's transfer agent will increase from $21.75 to $27.00.

LOW BALANCE ACCOUNT FEES
Effective September 2001, the Low Balance Account Fee disclosure in each Fund's Class Z prospectus, if any, is deleted in its entirety and replaced with the following:

         LOW BALANCE ACCOUNT FEE
         Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to (1) any retirement accounts or (2) shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum. The effective date of this policy is September 2001.

                                                        (CONTINUED ON NEXT PAGE)

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PORTFOLIO MANAGER
The biography for Ronald C. Ognar on pages 20 and 21 of The Strong Advisor Equity Funds-Classes A, B, C, and L prospectus is deleted in its entirety and replaced with the following:

         RONALD C. OGNAR co-manages the ADVISOR FOCUS FUND and the ADVISOR MID CAP GROWTH FUND. He has over 30 years of investment experience and is a Chartered Financial Analyst. He joined Strong as a portfolio manager in April 1993 and has co-managed the ADVISOR FOCUS FUND since its inception in November 2000 and the ADVISOR MID CAP GROWTH FUND since February 1999. From 1991 to 1993, Mr. Ognar was a principal and portfolio manager with RCM Capital Management. From 1989 to 1991, he was a portfolio manager at Kemper Financial Services. Mr. Ognar began his investment career in 1968 at LaSalle National Bank after serving two years in the U.S. Army. He received his bachelors degree in Accounting from the University of Illinois in 1968.